LONGTERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
8. LONG TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net Additions	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2020		Exchange	for the period	2021
Talisker Resources Common Shares	$4,176	$-	$21	$(317)	$3,880
Silver Wolf Exploration Ltd. Common Shares	-	109	2	(52)	59
	$4,176	$109	$23	$(369)	$3,939

On March 26, 2021, the Company received 131,718 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd., as well as 300,000 share purchase warrants at an exercise price of C$0.20. On October 21, 2021 the company exercised the 300,000 share purchase warrants. Upon acquisition, the fair value of these common shares and share purchase warrants were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 9). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 9 for full details of the Option Agreement, and Note 21(d) for valuation methodology for the share purchase warrants.